Consolidated Statements of Shareholders' Equity - GBP (£)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2024	£ 92,108,120		£ (84,682,514)	£ 7,425,606
Balance, shares at Dec. 31, 2024	7,985,717
Share-based compensation	£ 333,606			333,606
Net loss			(4,036,268)	(4,036,268)
Balance at Jun. 30, 2025	£ 92,441,726		(88,718,782)	3,722,944
Balance, shares at Jun. 30, 2025	10,963,783
Balance at Dec. 31, 2025	£ 153,948,088		(147,995,954)	5,952,134
Balance, shares at Dec. 31, 2025	10,963,783
Share-based compensation	£ 229,547			229,547
Net loss			(5,164,015)	(5,164,015)
Performance incentive options exercised	£ 4,441,868			4,441,868
Performance incentive options exercised, shares	621,904
Balance at Jun. 30, 2026	£ 158,619,503		£ (153,159,969)	£ 5,459,534
Balance, shares at Jun. 30, 2026	11,585,687